Exhibit 99.7

FORWARD THINKING. SEAMLESS SOLUTIONS.

Executive Summary

SAN 2025-NQM1

Dated: February 27, 2025

Forward Thinking. Seamless Solutions.

EXECUTIVE SUMMARY

Overview

Evolve Mortgage Services (“Evolve”) performed certain due diligence services (the “Review”) described below on loans backed by residential properties (the “Loans”) originated by a lender and subsequently purchased by Santander (the “Client”). The Review was conducted via files imaged and provided by the lender or its designee for review. The Review results were conveyed to the Client by a Reliance Letter.

Sample size and criteria.

The final population of the Review covered 10 Loans, 5 Residential Loans and 5 Business Purpose Loans, totaling an aggregate original principal balance of approximately $5,334,790.00 Evolve is not aware of the overall securitization population as other third-party review (“TPR”) firms may have reviewed loans within the overall securitization loan population. The Review was conducted consistent with the criteria, Fitch Ratings, and Kroll Bond Rating Agency, LLC (KBRA), the NRSRO’s identified in Item 3 of the ABS Due Diligence-15E.

Quality or integrity of information or data about the assets: review and methodology.

Evolve compared data fields on the bid tape provided by the Client and uploaded to the underwriting system to the data found in the Loan file as captured during the Review. The data integrity review was completed versus tapes as provided at the time of initial diligence or subsequently updated. Discrepancies outside of reasonable tolerances were reported. Not all data elements were provided to Evolve on every loan within the securitization population. This comparison, when data was available, included the following data fields:

Amortization Type	Maturity Date	Property City
Appraised Value	Note Date	Property State
Doc Type	Occupancy	Property Street Address
DSCR	Original CLTV	Property Type
First Payment Date	Original Interest Rate	Property Zip
Index Type	Original Loan Amount	QM Status
Interest Only	Original LTV	Qualifying Credit Score
Lien Position	Original P&I	Qualifying DTI
Loan Purpose	Original Term	Sales Price
Margin	Prepayment Penalty	Self-Employment Flag

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Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Evolve reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria or other requirements, including, as applicable for the Residential Population, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to Evolve. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the mortgage loan file was also performed.

Credit Application: For the Credit Application, Evolve verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section 2, and (iv) included the borrower’s employment history.

Credit Report: Evolve’s review included confirming that a credit report that met guideline requirements was present for each borrower and that such borrower’s credit profile adhered to the guidelines. In order to make this determination, Evolve: (i) captured the monthly consumer debt payments for use in relevant calculations, (ii) noted and researched the Real Estate Owned and fraud alerts, (iii) gathered liabilities listed on the credit report to be included in the debt to income ratio as appropriate, and (iv) gathered data required for the ASF tape submission including (a) the most recent FICO (scores from Equifax, Experian, and Transunion if available), (b) the most recent FICO date, (c) the longest trade line, (d) the maximum trade line, (e) the number of trade lines, and (f) the credit usage ratio.

Employment and Income: Evolve determined whether applicable supporting employment and income documentation required by the guidelines, and as applicable Appendix Q or ATR, was present in the mortgage loan file and where possible, was not fraudulent. This documentation was used to verify whether the income used to qualify the mortgage loan was calculated in accordance with the guidelines and may have included items such as: (i) verbal or written verification of employment, (ii) pay stubs, (iii) W-2 forms, (iv) tax returns, (v) financial statements, (vi) IRS tax transcripts, and (vii) bank statements.

Asset Review: Evolve assessed whether the asset documentation required by the guidelines and, as applicable, Appendix Q or ATR, was present in the mortgage loan file. Utilizing this documentation, Evolve completed a review of the reserve calculation and any large deposits. Documentation verifying assets for down payment, closing costs, prepaid items and reserves may have included: (i) verification-of-deposit (“VOD(s)”), (ii) depository account statements, (iii) stock or security account statements, (iv) gift funds, (v) escrow or earnest money deposits, and (vi) settlement statements or other evidence of conveyance and transfer of funds (if a sale of assets was involved).

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Hazard/Flood Insurance/Taxes: A review of the insurance present on the mortgage loan was also performed by Evolve. During the course of this review, Evolve (i) verified that the hazard insurance met the minimum required amount of coverage in the guidelines, (ii) confirmed that the mortgage clause listed the lender’s name and “its successors and assigns,”, (iii) confirmed that the premium amount on both the hazard and flood insurance matched what was used in the DTI calculations, (iv) reviewed the tax certificate to verify and compare monthly escrows used to calculate DTI matched, (v) confirmed that the flood certification was for the correct borrower, property, lender and mortgage loan number and was a “Life of Loan” certification, and (vi) completed other property specific items including (a) for condominium properties, confirming that the blanket policy met the minimum amount of coverage in the guidelines and (b) for properties in a flood zone per the flood certification, confirming that flood insurance met guideline requirements and met the minimum required amount of coverage in the guidelines.

DU/LP Review: When provided and appropriate, Evolve verified that DU findings included an approved/eligible decision where required by the guidelines. However, all mortgage loans are manually underwritten with documentation requirements determined by the guidelines and not AUS findings.

Occupancy Review: Evolve confirmed the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Guideline Review: During the course of the review, Evolve confirmed the mortgage loan was originated in accordance with required guidelines by reviewing conformity of mortgage loan, transaction type, and borrower characteristics to stated guidelines. Mortgage characteristics examined included (i) DTI of the borrower, (ii) the LTV/TLTV/HTLTV, (iii) the credit score for each borrower, (iv) asset reserves of the borrower, (v) property type, (vi) property usage, and (vii) other property specific items including (a) for condominium or cooperative properties, assessing whether the condominium or cooperative project adheres to required guidelines.

Fraud Review: Evolve reviewed fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Evolve conditioned the mortgage loan for the missing fraud report product.

If a report was present, Evolve reviewed the report for (i) any name variations for the borrowers, (ii) any social security number variations for the borrowers, (iii) any potential occupancy issues based on the borrower’s address history, (iv) any noted employment issues, and (v) any additional consumers associated with the borrower’s profile. If any findings were noted, Evolve confirmed that such findings and/or variations were addressed by the originator in the origination of the asset or that such red flag issues were fully addressed via mortgage loan documentation provided.

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Title Review: Evolve’s review included a review of the chain of title and the duration of ownership by the seller or borrower (whichever is applicable) satisfied the guidelines. Included in this review was a verification of whether the appropriate vestee was on the title documentation (if a purchase, the seller; if a refinance, the borrower) and that the title commitment addressed issues such as assessments; covenants, conditions and restrictions; access problems; vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; environmental liens, and oil/gas leases.

Additional Review of Mortgage Loan File: Evolve also reviewed the closing documents to ensure that the mortgage loan file information is complete, accurate, and contains consistent documentation. Included in the portion of the review are items such as reviewing for (i) evidence of primary mortgage insurance, (ii) if the property is located in an area that was listed as a FEMA disaster zone post origination, (iii) the presence of loan modification documents, and (iv) general conformity to Fannie Mae or Freddie Mac approved formats at the time of origination.

Additionally, Evolve verified (i) listed borrowers signed documents requiring signature, (ii) borrowers signing documents were eighteen (18) years or older at the time of the mortgage loan origination, (iii) that all riders required by the terms of the mortgage and mortgage note were attached to the respective document, (iv) that social security numbers across documents were consistent, and (v) debt-to-income ratio (“DTI(s)”) and/or loan-to-value ratios (“LTV(s)”) were used in the assessment of conformity guidelines.

Regulatory Compliance: Evolve conducted a review to determine whether the loan met certain federal, state and local regulatory requirements at the time of origination when applicable. All applicable tests and disclosure reviews were graded in accordance with the Structured Finance Association (“SFA”) published RMBS 3.0 TRID Compliance Review Scope. The Regulatory Compliance Review conducted is fully detailed in Appendix A.

Value of collateral securing the assets: review and methodology.

Evolve’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. Evolve’s review included verifying the appraisal report was (i) on the appropriate GSE form (for the Residential Population), (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser (for residential properties) that was actively licensed to perform the valuation, (v) completed, for residential properties, such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the guideline requirements, (vii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

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With regard to the use of comparable properties, Evolve’s review (i) analyzed the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and considered whether such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of Evolve’s review included (i) verifying that the address matched the mortgage note, (ii) verifying that the appraisal  and the policies and procedures with regard to appraisal, including the appropriate level of review, when originating the mortgage loan, were followed, (iii) noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same (iv) confirming the appraisal report does not include any apparent environmental problems, (v) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (vi) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vii) confirming that the value product that was used as part of the origination decision was directly accessible to Evolve or if it was not directly accessible that another valuation product that was directly accessible to Evolve was ordered in accordance with the Client’s specific valuation waterfall process. If more than one valuation was provided, Evolve confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, Evolve created an exception.

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SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSRO listed in the Form ABS Due Diligence-15E.

Compliance Results Summary

NRSRO Grade	Fitch		KBRA
	# Loans	% of Loans	# Loans	% of Loans
A	5	50.00%	5	50.00%
B	-	0.00%	-	0.00%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	5	50.00%	5	50.00%
Total	10	100.00%	10	100.00%

Credit Results Summary

NRSRO Grade	Fitch		KBRA
	# Loans	% of Loans	# Loans	% of Loans
A	6	60.00%	6	60.00%
B	4	40.00%	4	40.00%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	10	100.00%	10	100.00%

Property Valuation Results Summary

NRSRO Grade	Fitch		KBRA
	# Loans	% of Loans	# Loans	% of Loans
A	10	100.00%	10	100.00%
B	-	0.00%	-	0.00%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	10	100.00%	10	100.00%

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Overall Results Summary

NRSRO Grade	Fitch		KBRA
	# Loans	% of Loans	# Loans	% of Loans
A	6	60.00%	6	60.00%
B	4	40.00%	4	40.00%
C	-	0.00%	-	0.00%
D	-	0.00%	-	0.00%
N/A	-	0.00%	-	0.00%
Total	10	100.00%	10	100.00%

Data Results Summary

Field Label	# Loans with Discrepancy	Total Time Compared	% Variance
Amortization Type	1	10	10.00%
DSCR	3	10	30.00%
Doc Type	8	10	80.00%
Interest Only	1	10	10.00%
Maturity Date	6	10	60.00%
Note Date	4	10	40.00%
Original Amortization Term	1	10	10.00%
PITI	4	10	40.00%
Prepayment Penalty Type	1	10	10.00%
Product Code	5	10	50.00%
Property Type	2	10	20.00%
QM Status	6	10	60.00%
Qualifying DTI	4	10	40.00%
Sales Price	1	10	10.00%
Self-Employment Flag	3	10	30.00%

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APPENDIX A

Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Evolve did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Evolve are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Evolve is relying in reaching such findings.

Please be further advised that Evolve does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Evolve do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Evolve. Information contained in any Evolve report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Evolve to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Evolve are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Evolve does not make any representation or warranty as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by Evolve.

Evolve reviewed each mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

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FOR APPLICATION DATES BEFORE JANUARY 10, 2014

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23):

i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period; and
vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

b)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s);

c)	Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;
ii)	APR threshold test;
iii)	prepayment penalty test; and
iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm the presence of the current GFE form in effect at the time of origination;

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ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;
iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.

b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm current applicable HUD form was provided;
ii)	determination that the loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

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(III) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(IV) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(V) Federal and state specific late charge and prepayment penalty provisions;

(VI) Document Review

Evolve reviewed each mortgage loan file and verified if the following documents, if applicable, for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:

•	Initial application (1003);
•	Final application (1003);
•	Note;
•	Appraisal;
•	Sales contract;
•	Title/Preliminary Title;
•	Initial TIL;
•	Final TIL;
•	Final HUD-1;
•	Initial and final GFE’s;
•	Right of Rescission Disclosure;
•	Mortgage/Deed of Trust;
•	Mortgage Insurance;
•	Tangible Net Benefit Disclosure;
•	FACTA disclosures; and
•	Certain other disclosures related to the enumerated tests set forth herein.

FOR APPLICATION DATES ON OR AFTER JANUARY 10, 2014

For mortgage loans with application dates on or after January 10, 2014 additional compliance testing was applicable and conducted by Evolve. Testing during this period included all items as referenced in the FOR APPLICATION DATES BEFORE JANUARY 10, 2014 section above plus:

(VII) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026 testing included:

a)	With respect to brokered loans, the Prohibitions and Restrictions related to Loan Originator Compensation and Steering (§1026.36):

i)	review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction;

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ii)	review relevant document to determine if there was dual compensation; and
iii)	review the presence of the loan option disclosure and to determine if the Steering Safe Harbor provisions were satisfied.

(1)	Note: Where available, Evolve reviewed the relevant documents in the loan file and, as necessary, attempted to obtain the loan originator compensation agreement and/or governing policies and procedures of the loan originator. In the absence of the loan originator compensation agreement and/or governing policies and procedures, Evolve’s review was limited to formal general statements of entity compliance provided by the loan originator, if any. These statements, for example, were in the form of a letter signed by the seller correspondent/loan originator or representations in the mortgage loan purchase agreement between the Client and seller correspondent;

b)	Homeownership counseling (§1026.36):

	i)	determine if the creditor obtained proof of homeownership counseling in connection with a loan to a first-time homebuyer that contains a negative amortization feature;
c)	Mandatory Arbitration Clauses (§1026.36):

i)	determine if the terms of the loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction;

d)	Prohibition on Financing Credit Insurance (§1026.36):

i)	determine if the creditor financed, directly or indirectly, any premiums or fees for credit insurance; and

e)	Nationwide Mortgage Licensing System (NMLS) & Registry ID on Loan Documents (§1026.36):

i)	review for presence of loan originator organization and individual loan originator name and NMLSR ID, as applicable, on the credit application, note or loan contract, security instrument, Loan Estimate and Closing Disclosure; and
ii)	verify the data against the NMLSR database, as available.

(VIII) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i)	confirm that the creditor provided the borrower a list of homeownership counseling organizations within three (3) business days of application; and
ii)	confirm that the list of homeownership counseling organizations was obtained no earlier than 30 days prior to when the list was provided to the loan applicant.

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(IX) Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43, as set forth below:

a)	The general Ability to Repay (ATR) underwriting standards (12 C.F.R. 1026.43(c));
b)	Refinancing of non-standard mortgages (12 C.F.R. 1026.43(d));
c)	Qualified Mortgages (QM) (12 C.F.R. 1026.43(e) (including qualified mortgages as separately defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.); and
d)	Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)).

Evolve reviews applicable loans for compliance with the ATR and QM rule requirements based upon each loan’s originator designation (Safe Harbor QM, Higher-priced QM, Temporary SHQM, Temporary HPQM, Non-QM, Exempt from ATR). Evolve determines the loan’s status under the ATR or QM rule requirements and assigns a due diligence loan designation. Generally, Evolve notes as a material exception if the due diligence findings do not confirm the originator’s loan designation. Additionally, Evolve notes if an originator loan designation was not provided.

Qualified Mortgage

With respect to QM (Safe Harbor and Higher-priced) designated loans, Evolve reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Evolve reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the preceding paragraph and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated loan that satisfied the applicable requirements enumerated above, Evolve then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage.

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The Review also includes determining, as applicable, whether a loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.).

For each QM designated loan that does not satisfy the applicable requirements enumerated above, Evolve then determines whether the loan complies with the ATR rule consideration and verification requirements and provides a due diligence designation of Non-QM compliant or non-compliant.

General Ability to Repay

Evolve reviews the loan to determine whether, based on available information in the loan file, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer’s current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status; (iii) the consumer’s monthly payment; (iv) the consumer’s monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made; (v) the consumer’s monthly payment for mortgage-related obligations; (vi) the consumer’s current debt obligations, alimony, and child support; (vii) the consumer’s monthly debt-to-income ratio or residual income; and (viii) the consumer’s credit history. This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

Note: for loans designated as QM – agency eligible, Evolve will not review for compliance with the requirements of Appendix Q or General Ability to Repay.

Evolve reviews loans to determine their conformity with the ATR/QM factors above, and is not rendering an independent assessment or opinion, warranting or representing that a loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). Evolve does not represent or warrant that the factors for which it is reviewing the loans constitute all of the factors and/or criteria that Authorities may consider in determining the status of a loan. Evolve’s review is based on information contained in the loan file at the time it is provided to Evolve to review, and only reflects information as of that point in time.

(X) The Equal Credit Opportunity Act, as implemented by Regulation B, 12 C.F.R. Part 1002, as set forth below:

a)	Providing Appraisals and Other Valuations (12 C.F.R. 1002.14):

i)	timing and content of the right to receive copy of appraisal disclosure;
ii)	charging of a fee for a copy of the appraisal or other written valuation;

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iii)	timing of creditor providing a copy of each appraisal or other written valuation;
iv)	with respect to a borrower that has waived the three (3) business day disclosure requirement, confirm that the borrower has signed the waiver or other acknowledgment at least three (3) business days prior to consummation; and (2) confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

(XI) FIRREA Review

Evolve confirmed that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, Evolve reviewed the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparables and adjustments were reasonable and that pictures were provided and were accurate.

FOR APPLICATION DATES ON OR AFTER OCTOBER 3, 2015

For mortgage loans with application dates on or after October 3, 2015 additional compliance testing was applicable and conducted by Evolve. Testing during this period included all items as referenced in the FOR APPLICATION DATES BEFORE JANUARY 10, 2014 and FOR APPLICATION DATES ON OR AFTER JANUARY 10, 2014 sections above plus:

With regard to TILA-RESPA Integrated Disclosure (“TRID”) testing, Evolve implemented the TRID scope of review referenced within the Regulatory Compliance section (III) based on (i) the RMBS 3.0 TRID Compliance Review Scope published by the Structured Finance Association (the “SFA Compliance Review Scope”) and (ii) outside counsel’s interpretations of the published regulations as of the date of review of each mortgage loan. Evolve worked with outside counsel and continues to obtain updated interpretations relative to the informal guidance provided by the Consumer Financial Protection Bureau (“CFPB”) which has caused alterations in the review scope and severity of TRID related exceptions, including applicable cures. (This will continue as necessary as additional guidance becomes available, as well as any future rulemaking.) While Evolve continues to make a good faith effort to identify material TRID exceptions and apply the appropriate grading, the implementation of new regulations (including TRID) that impact residential mortgages carries certain interpretive risk and continues to evolve, impacting the review scope and exception severity. Evolve has worked closely with the NRSRO and Client to disclose, as mutually agreed upon by the parties, the relevant exceptions per Evolve’s suggested review implementation as reviewed by outside counsel; however, no assurances can be provided and/or are given that Evolve has included within its Review all areas that may represent risk to the securitization trust, or that areas of risk identified by Evolve will result in the potential level of risk indicated by an Event Level or NRSRO grade.

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Please be further advised that Evolve does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Evolve do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Evolve. Information contained in any Evolve report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Evolve to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Evolve are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Evolve does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Evolve.

Evolve reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(XII) Sections 1098 and 1100A of Dodd-Frank amending TILA and RESPA, as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below (applicable only for mortgage loans with application dates on or after October 3, 2015):

a)	Loan Estimate (LE) (§§1026.19 and 37):

i)	confirm the presence of LE for applications on or after October 3, 2015;
ii)	confirm the initial LE date indicates it was delivered or placed in the mail within three (3) business days of application;
iii)	confirm that certain sections of each LE determined to carry assignee liability were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the LE;
iv)	confirm the initial LE was delivered or placed in the mail not later than seven (7) business days prior to consummation of the transaction, or such period was waived due to a bona fide financial emergency;
v)	confirm that any written estimate of terms or costs provided prior to receipt of a LE contained the required disclosures;
vi)	confirm that each revised LE is accompanied by valid written documentation explaining the reason for re-disclosure to allow for fee increases based on a valid change of circumstance and was timely provided within 3 business days of issuance;
vii)	confirm the presence and timely provision of a settlement service provider list (when consumer is given the opportunity to shop for services);

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viii)	confirm borrower received LE not later than four (4) business days prior to consummation; and
ix)	confirm LE was not provided to the borrower on or after the date of the CD.

b)	Closing Disclosure (CD) (§§1026.19 and 38):

i)	confirm the presence of CD for applications on or after October 3, 2015;
ii)	confirm the borrower received CD at least three (3) business days prior to consummation, or that such period was waived due to a bona fide financial emergency;
iii)	confirm that certain sections of each CD determined to carry assignee liability were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the CD;
iv)	confirm that a revised CD was received in a timely manner if the initial or any revised CD became inaccurate;
v)	identify tolerance violations based on the charges disclosed on the initial and interim LE’s, initial CD, and reflected on the final CD;
vi)	with respect to tolerance violations based on the disclosed charges on the LE and CD, confirm that the creditor cured the violations no later than 60 days after consummation, or within 60 days of discovery; and
vii)	with respect to applicable exception remediation measures for numerical exceptions, confirm that a letter of explanation, as well as a refund as applicable, was delivered or placed in the mail no later than 60 days after discovery of the exception establishing the need for a revised CD or with respect to exception remediation measures for non-numerical exceptions, that a corrected CD was delivered or placed in the mail no later than 60 days after consummation. (In an attempt to establish a best practices approach to pre-securitization due diligence, as it applies to TILA RESPA Integrated Disclosure testing, the Structured Finance Association (“SFA”) has a working group that consists of industry participants including third party review providers and law firms who agreed to a standardized approach to remediation considerations. This approach is intended to be based on a reasoned legal analysis that expressly assumes that courts will interpret TRID in accordance with the principals of liability set forth in the letter to the MBA from Richard Cordray, the Director of the CFPB. No assurances can be provided that the courts in question will interpret TRID in accordance with the SFA Compliance Review Scope.)

c)	Your Home Loan Toolkit (§1026.19):

i)	confirm the presence of Your Home Loan Toolkit in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower; and
ii)	confirm Your Home Loan Toolkit was delivered or placed in the mail not later than three (3) business days after receipt of application.

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(XIII) Document Review

Evolve reviewed each mortgage loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent (where applicable):

•	Loan Estimates;
•	Closing Disclosures; and
•	Certain other disclosures related to the enumerated tests set forth herein.

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Rating Agency Grades

Run Date - 02/27/2025 9:59:21 AM

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXX	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1619564	XXXXXXXXXXXXX	XXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1622193	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1627998	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1627774	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXX	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1627715	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	B	B	B	B	B
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	A	A	A	A	A
1619290	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B

Exception Detail

Run Date - 02/27/2025 9:59:21 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7091454	330	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Documentation verifying XXXXXXXX has no ownership in XXXXX XXX XXXX missing from file. XXXXXXXX is listed as owner of XXXXX XXXXXX. XX XXXXXXXX owns, XXXX must be included in ratios.	Updated XXXX, income worksheet, XXXX, and XXXXXXXX including the additional properties. XXX acceptable.	Reviewer 02/21/2024 01:50 PM; Max XXX XX%

 Reviewer 02/29/2024 01:39 PM; Per the XXXXX XXXX the property was deeded to the borrower XX/XX/XXXX; therefore, the borrower is the owner.

 Client 04/24/2024 12:20 PM; A XXX level review was done on this loan and it was determined that the current income shown on the XXXX is incorrect. XXX income worksheet, the monthly income is $XXX,XXX.XX. XXX to this, the current XXX is now X.XXX/XX.XXX. XXXXXXX XXXX, XXXX, XX XXXXXXXX XXXXX, and income worksheet have been submitted. XXX to this, even if we include the X properties in question, the borrower''s new income and updated XXX will not have a significant impact on the borrower''s qualif

 Reviewer 04/24/2024 01:24 PM;

															04/24/2024			A	1	XXXXXXXXXX	CA	2	1	C	A	C	A	A	A	A	A		Non-QM	1
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7091455	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Documentation verifying XXXXXXXX has no ownership in XXX XXXX missing from file. XXXXXXXX is listed as owner of XXXXX XXXXXX. XX XXXXXXXX owns, XXXX must be included in ratios.	Updated XXXX, income worksheet, XXXX, and XXXXXXXX including the additional properties. XXX acceptable.		Reviewer 02/21/2024 01:50 PM; Max XXX XX% Reviewer 02/29/2024 01:29 PM; Property XXXXXXX does not reflect a loan; however, provide documentation borrower is not obligated for the T	04/24/2024			A	1	XXXXXXXXXX	CA	2	1	C	A	C	A	A	A	A	A		Non-QM	1
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7091459	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Documentation verifying has no ownership in XXXXX XXXXXXX missing from file. XXXXXXXX is listed as owner on XXXXX XXXXXX. XXXX in wife''''s name; however, XXXXXXXX still responsible for taxes and insurance. XXXX be included in XXX if XXXXXXXX owns.	Updated XXXX, income worksheet, XXXX, and XXXXXXXX including the additional properties. XXX acceptable.		Reviewer 02/21/2024 01:50 PM; Max XXX XX%	04/24/2024			A	1	XXXXXXXXXX	CA	2	1	C	A	C	A	A	A	A	A		Non-QM	1
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7094624	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		UW Qualifications UW – Exception needed COMMENT: Per guideline XXXX XXXXXXXXXXXX, the transaction is considered a "flip" the day the seller became the legal owner of the property and the purchase date of the executed purchase agreement. XXXXXX acquired the subject X/XX/XXXX XXXXXXXX contract date X/XX/XXXX which is XXX days less than XXX days. XXXX transactions are not permitted.		Exception provided allowing flipping less than XXX days. XXXXXXXXXXXX XXXXXXX: XXX of XX points below guideline requirements, XXXXXX residual income, X additional months of required reserves.	Client 04/02/2024 10:58 AM; Can you advise why the exception form needs to be signed and dated? I provided an exception form for a previous loan that XXXXXX cleared the condition without having the document signed/dated. XXXXXX advise. Reviewer 04/02/2024 11:41 AM;			04/02/2024	B	2	XXXXXXXXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
1619290	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7099361	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Minimum residual income for family of X not met. XXXXXXXX residual income $XXXX. XXXXXXXX income for subject file $XXXX.XX.		Exception approved to used $XXXX.XX residual income. XXXXXXXXXXXX factors: X years excellent mortgage history, $XX,XXX.XX own funds from savings and sale of current primary, XXXXXXXX has XX years at current job.				05/30/2024	B	2	XXXXXXXXXX	IN	1	1	C	B	C	B	A	A	A	A		Non-QM	1
1619564	XXXXXXXXXXXXX	XXXXXXXXXXXXX	7100082	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Satisfactory dated verbal verification of employment	VVOE dated X/X/XXXX provided. XXXX dated X/X/XXXX			06/10/2024			A	1	XXXXXXXXXX	LA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7103151	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		XXXXX is missing the XXXXXXXXX XXXXXXXX affidavit.	Information provided			06/04/2024			A	1	XXXXXXXXXX	WA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7103152	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		XXXXXXXX XXXXXX approval.	Doorway XXXXX XXXXXX XXXXXXXXX provided.			06/03/2024			A	1	XXXXXXXXXX	WA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1627715	XXXXXXXXXXX	XXXXXXXXXXX	7118554	399	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Gift Letter (fully executed)		Gift letter provided does not specify the date funds were transferred as required per guidelines.	received gift letter			11/19/2024			A	1	XXXXXXXXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627715	XXXXXXXXXXX	XXXXXXXXXXX	7118558	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for XXXX not being transferred to the unit owners until XXXXXXXXXX XXXXXXXX is new construction.		Compensating XXXXXXXXX XXX late payments in over XXX months on credit; XXXXX than three tradelines seasoned over five years on credit.				11/11/2024	B	2	XXXXXXXXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627715	XXXXXXXXXXX	XXXXXXXXXXX	7118559	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for a new construction project having under XXXX of units conveyed to unit owners. XXXXXX are XXXXXXXX of total units conveyed/sold to unit owners. XXXXXXXX for XXXXX completion is encompassed with approval.		Compensating XXXXXXXXX XXX late payments in over XXX months on credit; XXXXX than three tradelines seasoned over five years on credit.				11/11/2024	B	2	XXXXXXXXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627715	XXXXXXXXXXX	XXXXXXXXXXX	7118560	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for a condo project with mandatory fees for recreational amenities. XXXX amenities are owned by the XXXX and not a XXXX party.		Compensating XXXXXXXXX XXX late payments in over XXX months on credit; XXXXX than three tradelines seasoned over five years on credit.				11/11/2024	B	2	XXXXXXXXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627715	XXXXXXXXXXX	XXXXXXXXXXX	7118523	219	XXXXXXXXXX	Credit	HUD1		HUD1 - Final HUD-1 is missing		Please provide XXXXXX XXXXXXXXXXXXXXXXX statement for review.	Information provided		Reviewer 11/19/2024 10:05 AM; Settlement XXXXXXXXXX reflects XXXXXXXXXX XXXXXXX XXXXXXXXXXXX XXXXX XXXXXXX	11/19/2024			A	1	XXXXXXXXXX	AZ	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627774	XXXXXXXXXXX	XXXXXXXXXXX	7118791	441	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing Business Tax Returns		Missing XXXXX tax return for self-employment.	received XXXXX transcripts extension files			11/18/2024			A	1	XXXXXXXXXX	FL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1627774	XXXXXXXXXXX	XXXXXXXXXXX	7118792	437	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		Missing verbal XXXXXX XXXX in file reflected only a google search was completed and employer was not contacted.	received XXXX			11/18/2024			A	1	XXXXXXXXXX	FL	3	1	D	A	D	A	N/A	N/A	A	A		Exempt	1
1627998	XXXXXXXXXXX	XXXXXXXXXXX	7119707	114	XXXXXXXXXX	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - Maturity date does not matches term		The deed	information provided		Client 11/21/2024 02:24 PM; The documents are correct, should be XXXX term, can we provide an updated lock and approval reflecting XXX years, will that cure the conditions? Reviewer 11/21/2024 03:59 PM; Reviewer 11/21/2024 04:11 PM; Client 11/21/2024 04:19 PM; I just uploaded the correct lock and approval, please review and cure the XXXX and XXXXX conditions. XXXXXX you so much!!! Reviewer 11/22/2024 09:28 AM; Reviewer 11/22/2024 11:49 AM; Hello&#x0D; XXXXXXXXX uploaded still reflect a XXX year term.&#x0D; &#x0D; XXXXXX	11/22/2024			A	1	XXXXXXXXXX	GA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627998	XXXXXXXXXXX	XXXXXXXXXXX	7119708	861	XXXXXXXXXX	Credit	Note		Note - Other:		The note reflects a XXXXXXXXXX term. XXXXXXX provide corrected note that reflects a XXXXXXXXXX term per approval.	information provided			11/22/2024			A	1	XXXXXXXXXX	GA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627998	XXXXXXXXXXX	XXXXXXXXXXX	7119827	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required for closing in an entity that is not solely for the ownership and management of real estate. XXXX borrower has chosen to vest in XXXXXXX XXXXXX XXXXXXXXXXXXX XXXX which he is XXXX owner of.		Compensating XXXXXXXXX XXXX XXXX XXXXXXXXXXXXXX XXXXXXXXXXXX investor; XXXXX residual income XXXXXXXXXXXXXXXX				11/19/2024	B	2	XXXXXXXXXX	GA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
1627998	XXXXXXXXXXX	XXXXXXXXXXX	7120164	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		approval uploaded still reflects XXXXX term should reflect XXXX	Information provided			11/25/2024			A	1	XXXXXXXXXX	GA	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1

Valuation Report

Run Date - 02/27/2025 9:59:21 AM

LOAN INFORMATION						Origination Values								AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Other	Reasonable	XXXXXXXX																													N/A	2.7
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	2
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX												XXXXXXX		0.00%	Stewart	reasonable	XXXXXXXX																													N/A	3.2
1619564	XXXXXXXXXXXXX	XXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Stewart	Excellent	XXXXXXXX																													N/A	3.6
1622193	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Moderate	XXXXXXXX																													N/A
1627998	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Vision VMC LLC	Low	XXXXXXXX																													N/A
1627774	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXXX												XXXXXXX		0.00%	Clear Capital	Low	XXXXXXXX																													N/A
1627715	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Clear Capital	Moderate	XXXXXXXX																													N/A
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX																																														N/A	1.3
1619290	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXXXX												XXXXXX		0.00%	Vision VMC LLC	A	XXXXXXXX																													N/A

Data Compare

Run Date - 02/27/2025 9:59:21 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	FullDocumentation	Alternative Doc	Verified
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Maturity Date		20540301	Verified
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	QM	Non-QM
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Qualifying DTI	0.48752	0.49378	Verified
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	FullDocumentation	Alternative Doc	Verified
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Maturity Date		20540401	Verified
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Product Code	AE30 ALT	AE30ALT	Verified
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	DSCR		0.400
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	FullDocumentation	No Ratio	Verified
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Maturity Date		20540401	Verified
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Product Code	AD30	D30NR	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Sales Price		XXXXXXXXXX	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying DTI		0.48934	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Alternative Doc
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	CACT 30 YR FIXED	CACT30YF	Verified
1622193	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Amortization Type		Fixed	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Original Amortization Term	360	240	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Bank Statement	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Interest Only	N	Y	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Maturity Date	20641101	20541101
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACCINC 40 YR FIXED IO NO PPP	BPACCINC30YFIONPPP	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying DTI		0.19409	Verified
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Full	Verified
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX
1627774	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXXX	XXXXXXXXX	Verified
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Condo	Condo-Hi >8 Stories	Verified
1627774	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Qualifying DTI		0.42572	Verified
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Self-Employment Flag	N	Y	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	DSCR		1.060	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Doc Type	No Ratio	Debt Service Coverage	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Note Date		XXXXXXXX	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Prepayment Penalty Type		Hard	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Product Code	BPACC 30 YR FIXED 1 YR PPP	BPACC30YF1YPP	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Property Type	Condo	Condo-Lo 1-4 Stories	Verified
1627715	XXXXXXXXXXX	XXXXXXXXXXX	QM Status		Exempt	Verified
1619564	XXXXXXXXXXXXX	XXXXXXXXXXXXX	Maturity Date		20540601	Verified
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	DSCR		0.680	Verified
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	FullDocumentation	Debt Service Coverage	Verified
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Maturity Date		20540601	Verified
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	Non-QM	Exempt	Verified

QM ATR Data

Run Date - 02/27/2025 9:59:21 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1614854	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$0.00	01/12/2024	8.775%	Self-Employed		US Citizen				Yes	$30,373.27
1616677	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$0.00	03/05/2024	8.763%	Employed		US Citizen				Yes	$9,239.65
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1619564	XXXXXXXXXXXXX	XXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	$6,453.13	04/25/2024	9.773%	Employed		US Citizen				Yes	$3,078.11
1622193	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX		Yes		03/21/2024	0.00%	Self-Employed	Employed	US Citizen		US Citizen		No
1627998	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Self-Employed		US Citizen				Yes	$58,214.04
1627774	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Self-Employed		US Citizen				Yes	$31,612.64
1627715	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	Yes			0.00%	Employed		US Citizen				No
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1619290	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX		No	$8,097.50	05/24/2024	9.871%	Employed	Employed	Non Permanent Resident Alien		US Citizen		Yes	$2,412.34

Business Purpose Data
Run Date - 02/27/2025 9:59:21 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Seller Name	Originator Name	Guideline Author	Loan Program	Loan Program Date	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Source for Property DTI Calculation	Short Term Rental	STR Source	STR Amount	Property DTI	Investor DTI	Value Used for DSCR Calc	DSCR	Total DSCR	PITIA	Lease End Date	Original Lease Term	Is Lease Month To Month	Rent Loss Insurance	Rent Loss Insurance Amount	Actual Loss Amount	HOA Flag	HOA Monthly Premium Amount	Monthly Property Tax	Monthly Insurance Cost	Asset Verification	Blanket Mortgage Flag	Number of Mortgaged Properties With Lender	Number of Properties	Foreign National Alternative Credit Documentation	Foreign National Borrower 1	Foreign National Borrower 2	Investor Type	Months Reserves	Number of Years Property Owned	Borrower Residency Status	Co Borrower Residency Status	Qualifying Credit Score	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Prior Mtg Rent Late 30d in 12m	Prior Mtg Rent Late 60d in 12m	Prior Mtg Rent Late 90d in 12m	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Section 8	Street Address	Borrower 1 Type	Borrower 1 Designation	Borrower 1 First Name	Borrower 1 Last Name	Borrower 2 Type	Borrower 2 Designation	Borrower 2 First Name	Borrower 2 Last Name	Borrower 3 Designation	Borrower 3 First Name	Borrower 3 Last Name	Borrower 4 Designation	Borrower 4 First Name	Borrower 4 Last Name	Personal Guarantee	Personal Guaranty Recourse Level	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 1 Number of Mortgaged Properties	Guarantor 1 Citizenship	Guarantor 1 Asset Verification Level	Guarantor 1 Experian FICO	Guarantor 1 Equifax FICO	Guarantor 1 Trans Union FICO	Guarantor 2 First Name	Guarantor 2 Last Name	Guarantor 2 Number of Mortgaged Properties	Guarantor 2 Citizenship	Guarantor 2 Asset Verification Level	Guarantor 2 Experian FICO	Guarantor 2 Equifax FICO	Guarantor 2 Trans Union FICO	Borrower 1 Employment Status	Borrower 2 Employment Status	Loan Application Date	Sales Contract Date	Qualifying Home Value for LTV	Number of Units	Year Built	Total Sq Ft	Number of Bedrooms	Number of Bathrooms	Property Condition	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Borrower Entity Type	Name of Borrowing Entity	Default Rate Clause	Default Rate
1617185	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX		InvestGen 30 Year Fixed DSCR No Ratio < 1.00	20240212	NORATIO	Yes	No	$0.00	$4,100.00	FNMA 1007/216	FNMA 1007/216	No		0			4100	0.4	0.4	$10,193.74				Yes	$70,000.00		NO	$0.00	$1,583.33	$239.92	Stated, Verified	NO	1	3		No	No	Experienced	17	3	US Citizen		793	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXX	Primary	Primary	XXXXXXX	XXXXXXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20240308	20240304	$1,520,000.00	1	1923	1473	2	2.1	C3	$1,520,000.00	$0.00								Individual(s)	XXXXXXXXX	FALSE
1627998	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Champions Funding Ally Guidelines	BPACCINC 30 YR FIXED IO NO PPP	20240620	Bank Statement	Yes	No	$0.00	$3,600.00	FNMA 1007/216	FNMA 1007/216	No		0	19.409		0	0	0	$4,771.35				Yes	$0.00	Yes	NO	$0.00	$542.53	$188.30	Stated, Verified	NO	1	3		No	No	Experienced	20	2	US Citizen		680	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXX																Full	XXXXX	XXX		US Citizen	Stated, Verified	703	680	645									Employed		20240827		$655,000.00	1	2000	3269	3	3.1	C3	$0.00	$0.00								Limited Liability Corp	XXXXXXXXX	FALSE
1627774	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Champions Funding Ally Guidelines	BPACC 30 YR FIXED NO PPP	20240620	Full	Yes	No	$0.00	$3,200.00	FNMA 1007/216	FNMA 1007/216	No		0	42.572		0	0	0	$14,315.54				Yes	$21,000.00		YES	$3,151.00	$2,003.36	$101.42	Stated, Verified	NO	1	3		No	No	Experienced	20	4	US Citizen		779	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXXXXXX	Primary	Primary	XXXXX	XXXXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Employed		20240815	20240802	$1,600,000.00	1	1978	2491	2	3	C3	$1,600,000.00	$0.00								Individual(s)	XXXXXXXXX	FALSE
1627715	XXXXXXXXXXX	XXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Champions Funding Ally Guidelines	BPACC 30 YR FIXED 1 YR PPP	20240620	Debt Service Coverage	Yes	No	$0.00	$3,250.00	FNMA 1007/216	FNMA 1007/216	No		0			3250	1.06	1.06	$3,072.64				Yes	$20,000.00		YES	$420.82	$204.97	$43.83	Stated, Verified	NO	1	1		No	No	Inexperienced	5	16	US Citizen		693	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX	Primary	Primary	XXXXXXX	XXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Employed		20240825	20231019	$465,000.00	1	2024	1491	3	2.1	C1	$431,520.00	$0.00								Individual(s)	XXXXXXXXX	FALSE
1621601	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX		30 Year Fixed Rate DSCR	20240212	Debt Service Coverage	Yes	No	$0.00	$3,400.00	FNMA 1007/216	FNMA 1007/216	No		0			3400	0.68	0.68	$5,021.60				Yes	$39,500.00		NO	$0.00	$576.39	$156.42	Stated, Verified	NO	1	1		No	No	Inexperienced	60	2.2	US Citizen		767	0	0			0	0	0	0	0	0		XXXXXXXXXXXXXXXX	Primary	Primary	XXXXXXXXXXX	XXXXXXXXXXX	Co-Borrower	Co-Borrower			Co-Borrower			Co-Borrower										0	0	0						0	0	0	Not Required		20240411	20240401	$910,000.00	1	1908	923	2	1	C4	$910,000.00	$0.00								Individual(s)	XXXXXXXXX